SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of Shares, Outstanding beginning of period	42,000,000	5,000,000
Weighted Average Exercise Price, Outstanding at beginning of period	$ 0.04	$ 0.07
Number of Shares, Granted	109,200,000	42,000,000	5,000,000
Weighted Average Exercise Price, Granted	$ 0.96	$ 0.03	$ 0.07
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares, Forfeited or Cancelled	(4,000,000)	(5,000,000)
Weighted Average Exercise Price, Forfeited or Cancelled	$ 0.05	$ 0.03
Number of Shares, Outstanding end of period	147,200,000	42,000,000	5,000,000
Weighted Average Exercise Price, Outstanding at end of period	$ 0.72	$ 0.04	$ 0.07
Number of Shares, Exercisable end of year	27,450,000	17,250,000
Weighted Average Exercise Price, Exercisable at end of year		$ 0.03
Weighted-Average Fair Value of Options Granted	$ 0.02	$ 0.01	$ 0.02